TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS

13 TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS

	Note	September 30, 2025	March 31, 2025
		USD	USD
		(Unaudited)	(Audited)
Trade payables		637,680	200,660
Other payables		12,118	11,852
Accruals	(a)	2,712,794	695,022
		3,362,592	907,534

(a)	The increase in accruals from March 31, 2025 is primarily due to the legal fees, due diligence costs, and other professional expenses incurred in connection with the acquisition of Matter DK ApS and other proposed merger and acquisition transactions. Other accruals relate to audit fees, holiday pay and other costs associated with the on-going running of the business.